Janus Investment Fund
Janus Henderson Overseas Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated June 20, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Overseas Fund (the “Fund”) are revised to reflect that, for a period of one year commencing on June 16, 2023, Janus Henderson Investors US LLC (the “Adviser”) has agreed to limit the net annual fund operating expenses of Class C Shares and Class R Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 1.95% and 1.54%, respectively. This arrangement is in addition to the existing expense limit wherein the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b‑1 plan, shareholder servicing fees, such as transfer agency fees (including out‑of‑pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% through at least March 31, 2024.
In addition, effective immediately, the prospectuses for the Fund are revised as follows:
1. Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Currency Risk.  Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Please retain this Supplement with your records.

Janus Investment Fund
Janus Henderson Overseas Fund
Class D Shares
Supplement dated June 20, 2023
to Currently Effective Prospectuses
Effective immediately, the prospectuses for Janus Henderson Overseas Fund (the “Fund”) are revised to reflect that, for a period of one year commencing on June 16, 2023, Janus Henderson Investors US LLC (the “Adviser”) has agreed to limit the net annual fund operating expenses of Class D Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 0.95%. This arrangement is in addition to the existing expense limit wherein the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, shareholder servicing fees, such as transfer agency fees (including out‑of‑pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% through at least March 31, 2024.
In addition, effective immediately, the prospectuses for the Fund are revised as follows:
1. Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Currency Risk.  Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Overseas Fund

Supplement dated June 20, 2023

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information for Janus Henderson Overseas Fund (the “Fund”) is revised to reflect that, for a period of one year commencing on June 16, 2023, Janus Henderson Investors US LLC (the “Adviser”) has agreed to limit the net annual fund operating expenses of Class C Shares, Class D Shares, and Class R Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 1.95%, 0.95%, and 1.54%, respectively. This arrangement is in addition to the existing expense limit wherein the Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.82% through at least March 31, 2024.

Please retain this Supplement with your records.